John Hancock
Lifetime Blend Portfolios
Quarterly portfolio holdings 11/30/2023

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.7%
Equity - 52.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,308,410	$12,233,632
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,501,425	14,638,898

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,598,494)		$26,872,530
UNAFFILIATED INVESTMENT COMPANIES - 44.8%
Equity - 43.0%
Fidelity Mid Cap Index Fund	241,616	6,791,827
Fidelity Small Cap Index Fund	94,941	2,141,878
Financial Select Sector SPDR Fund	13,078	469,500
iShares MSCI Global Min Vol Factor ETF	3,569	352,510
iShares MSCI USA Quality Factor ETF	3,614	509,827
Vanguard Dividend Appreciation ETF	1,431	235,442
Vanguard FTSE All World ex-US Small-Cap ETF	8,089	893,430
Vanguard FTSE Developed Markets ETF	19,940	916,442
Vanguard FTSE Emerging Markets ETF	50,950	2,070,099
Vanguard Health Care ETF	2,566	612,248
Vanguard Information Technology ETF	995	459,720
Vanguard S&P 500 ETF	15,426	6,469,664
Fixed income - 1.8%
Vanguard Emerging Markets Government Bond ETF	4,147	254,377
Vanguard Intermediate-Term Corporate Bond ETF	2,253	177,063
Vanguard Total Bond Market ETF	3,390	242,148
Xtrackers USD High Yield Corporate Bond ETF	7,756	269,443

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,061,600)		$22,865,618
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
ICA Gruppen AB (C)(D)	13	0
Health care - 0.0%
NMC Health PLC (D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	40	121
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $303)		$154
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$965,000	275,657
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	1,299,600	378,285
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	1,134,500	344,375
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	472,300	149,240
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,367,350)		$1,147,557
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.4088% (F)(G)	4,960	$49,605

TOTAL SHORT-TERM INVESTMENTS (Cost $49,446)		$49,605
Total investments (Cost $49,077,193) - 99.9%		$50,935,464
Other assets and liabilities, net - 0.1%		66,472
TOTAL NET ASSETS - 100.0%		$51,001,936
2060 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.5%
Equity - 52.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,641,593	$43,398,893
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,326,317	51,931,592

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $92,094,521)		$95,330,485
UNAFFILIATED INVESTMENT COMPANIES - 45.1%
Equity - 43.4%
Fidelity Mid Cap Index Fund	858,966	24,145,532
Fidelity Small Cap Index Fund	336,805	7,598,327
Financial Select Sector SPDR Fund	46,487	1,668,883
iShares MSCI Global Min Vol Factor ETF	12,740	1,258,330
iShares MSCI USA Quality Factor ETF	12,890	1,818,392
Vanguard Dividend Appreciation ETF	5,107	840,255
Vanguard FTSE All World ex-US Small-Cap ETF	28,757	3,176,211
Vanguard FTSE Developed Markets ETF (H)	70,915	3,259,253
Vanguard FTSE Emerging Markets ETF	201,448	8,184,832
Vanguard Health Care ETF	9,140	2,180,804
Vanguard Information Technology ETF	3,538	1,634,662
Vanguard S&P 500 ETF	55,019	23,074,969
Fixed income - 1.7%
Vanguard Emerging Markets Government Bond ETF	14,906	914,334
Vanguard Intermediate-Term Corporate Bond ETF (H)	7,348	577,479
Vanguard Total Bond Market ETF	11,053	789,516
Xtrackers USD High Yield Corporate Bond ETF (H)	27,160	943,538

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $76,908,077)		$82,065,317
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
ICA Gruppen AB (C)(D)	100	0
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	73	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	310	938
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	259

TOTAL COMMON STOCKS (Cost $2,348)		$1,197
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$3,474,400	992,480
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	4,678,500	1,361,807
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	4,084,400	1,239,812
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	1,704,500	538,597

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,178,369)		$4,132,696
SHORT-TERM INVESTMENTS - 2.5%
Short-term funds - 2.5%
John Hancock Collateral Trust, 5.4088% (F)(I)	453,135	4,531,396

TOTAL SHORT-TERM INVESTMENTS (Cost $4,531,054)		$4,531,396
Total investments (Cost $178,714,369) - 102.4%		$186,061,091
Other assets and liabilities, net - (2.4%)		(4,382,976)
TOTAL NET ASSETS - 100.0%		$181,678,115
2055 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.4%
Equity - 52.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,415,268	$78,682,759
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,656,682	94,152,654

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $167,825,585)		$172,835,413
UNAFFILIATED INVESTMENT COMPANIES - 45.2%
Equity - 43.4%
Fidelity Mid Cap Index Fund	1,560,493	43,865,449
Fidelity Small Cap Index Fund	611,841	13,803,141
Financial Select Sector SPDR Fund	84,409	3,030,283
iShares MSCI Global Min Vol Factor ETF	23,086	2,280,204
iShares MSCI USA Quality Factor ETF	23,357	3,294,972
Vanguard Dividend Appreciation ETF	9,255	1,522,725
Vanguard FTSE All World ex-US Small-Cap ETF	52,215	5,767,147
Vanguard FTSE Developed Markets ETF	128,763	5,917,947
Vanguard FTSE Emerging Markets ETF	363,612	14,773,556
Vanguard Health Care ETF	16,567	3,952,886
Vanguard Information Technology ETF	6,423	2,967,619
2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard S&P 500 ETF	99,698	$41,813,341
Fixed income - 1.8%
Vanguard Emerging Markets Government Bond ETF	26,952	1,653,236
Vanguard Intermediate-Term Corporate Bond ETF	13,379	1,051,456
Vanguard Total Bond Market ETF	20,125	1,437,529
Xtrackers USD High Yield Corporate Bond ETF	49,436	1,717,407

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $137,861,218)		$148,848,898
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
ICA Gruppen AB (C)(D)	209	0
Health care - 0.0%
NMC Health PLC (D)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	649	1,964
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	543

TOTAL COMMON STOCKS (Cost $4,917)		$2,507
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$6,295,700	1,798,399
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	8,477,600	2,467,641
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	7,401,300	2,246,651
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	3,082,500	974,024

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,428,824)		$7,486,715
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.4088% (F)(G)	30,719	307,192

TOTAL SHORT-TERM INVESTMENTS (Cost $307,191)		$307,192
Total investments (Cost $315,427,735) - 100.0%		$329,480,725
Other assets and liabilities, net - (0.0%)		(61,930)
TOTAL NET ASSETS - 100.0%		$329,418,795
2050 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.5%
Equity - 52.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,965,259	$102,525,169
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,582,713	$122,681,451

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $218,632,723)		$225,206,620
UNAFFILIATED INVESTMENT COMPANIES - 45.1%
Equity - 43.5%
Fidelity Mid Cap Index Fund	2,033,035	57,148,602
Fidelity Small Cap Index Fund	795,685	17,950,653
Financial Select Sector SPDR Fund	110,065	3,951,334
iShares MSCI Global Min Vol Factor ETF	30,089	2,971,891
iShares MSCI USA Quality Factor ETF	30,401	4,288,669
Vanguard Dividend Appreciation ETF	12,044	1,981,599
Vanguard FTSE All World ex-US Small-Cap ETF	67,902	7,499,776
Vanguard FTSE Developed Markets ETF (H)	168,110	7,726,336
Vanguard FTSE Emerging Markets ETF	479,877	19,497,403
Vanguard Health Care ETF	21,493	5,128,230
Vanguard Information Technology ETF	8,386	3,874,584
Vanguard S&P 500 ETF	130,035	54,536,679
Fixed income - 1.6%
Vanguard Emerging Markets Government Bond ETF	35,301	2,165,363
Vanguard Intermediate-Term Corporate Bond ETF	15,593	1,225,454
Vanguard Total Bond Market ETF	23,458	1,675,605
Xtrackers USD High Yield Corporate Bond ETF (H)	59,449	2,065,258

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $179,054,865)		$193,687,436
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
ICA Gruppen AB (C)(D)	287	0
Health care - 0.0%
NMC Health PLC (D)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	890	2,692
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	744

TOTAL COMMON STOCKS (Cost $6,739)		$3,436
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$8,215,700	2,346,857
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	11,063,600	3,220,368
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	9,659,800	2,932,215
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	4,034,100	1,274,716

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,333,047)		$9,774,156
2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 5.4088% (F)(I)	686,976	$6,869,827

TOTAL SHORT-TERM INVESTMENTS (Cost $6,869,414)		$6,869,827
Total investments (Cost $416,896,788) - 101.5%		$435,541,475
Other assets and liabilities, net - (1.5%)		(6,610,007)
TOTAL NET ASSETS - 100.0%		$428,931,468
2045 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.1%
Equity - 51.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,284,724	$124,212,166
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,332,873	149,495,513

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $267,905,147)		$273,707,679
UNAFFILIATED INVESTMENT COMPANIES - 46.1%
Equity - 41.8%
Fidelity Mid Cap Index Fund	2,374,127	66,736,707
Fidelity Small Cap Index Fund	929,780	20,975,841
Financial Select Sector SPDR Fund	134,157	4,816,236
iShares Global Infrastructure ETF	10,355	476,951
iShares MSCI Global Min Vol Factor ETF	37,485	3,702,393
iShares MSCI USA Quality Factor ETF	37,886	5,344,578
Vanguard Dividend Appreciation ETF	15,000	2,467,950
Vanguard Energy ETF	15,009	1,778,867
Vanguard FTSE All World ex-US Small-Cap ETF	84,999	9,388,140
Vanguard FTSE Developed Markets ETF	232,061	10,665,524
Vanguard FTSE Emerging Markets ETF	516,786	20,997,015
Vanguard Global ex-U.S. Real Estate ETF	11,564	472,968
Vanguard Health Care ETF	26,188	6,248,457
Vanguard Information Technology ETF	10,108	4,670,199
Vanguard Materials ETF	5,331	961,659
Vanguard Real Estate ETF	17,746	1,450,381
Vanguard S&P 500 ETF	149,205	62,576,577
Fixed income - 4.3%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	59,401	1,478,491
Vanguard Emerging Markets Government Bond ETF	60,269	3,696,900
Vanguard Intermediate-Term Corporate Bond ETF	69,685	5,476,544
Vanguard Total Bond Market ETF	117,536	8,395,596
Xtrackers USD High Yield Corporate Bond ETF	122,505	4,255,824

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $229,776,067)		$247,033,798
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	$0
ICA Gruppen AB (C)(D)	366	0
Health care - 0.0%
NMC Health PLC (D)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,136	3,435
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	950

TOTAL COMMON STOCKS (Cost $8,601)		$4,385
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
U.S. Government - 2.8%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$12,290,000	3,510,701
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	16,550,900	4,817,599
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	14,448,900	4,385,937
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	6,066,200	1,916,829

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $18,709,532)		$14,631,066
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.4088% (F)(G)	16,225	162,249

TOTAL SHORT-TERM INVESTMENTS (Cost $162,248)		$162,249
Total investments (Cost $516,561,595) - 100.0%		$535,539,177
Other assets and liabilities, net - 0.0%		114,623
TOTAL NET ASSETS - 100.0%		$535,653,800
2040 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.9%
Equity - 45.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,177,490	$123,209,528
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,179,667	148,001,757

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $266,788,280)		$271,211,285
UNAFFILIATED INVESTMENT COMPANIES - 50.4%
Equity - 39.7%
Fidelity Mid Cap Index Fund	2,256,407	63,427,590
Fidelity Small Cap Index Fund	882,365	19,906,152
Financial Select Sector SPDR Fund	141,923	5,095,036
iShares Global Infrastructure ETF	29,662	1,366,232
iShares MSCI Global Min Vol Factor ETF	91,674	9,054,641
iShares MSCI USA Quality Factor ETF	41,819	5,899,406
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Dividend Appreciation ETF	36,714	$6,040,554
Vanguard Energy ETF	43,351	5,137,961
Vanguard FTSE All World ex-US Small-Cap ETF	93,739	10,353,473
Vanguard FTSE Developed Markets ETF	309,420	14,220,943
Vanguard FTSE Emerging Markets ETF	421,421	17,122,335
Vanguard Global ex-U.S. Real Estate ETF	33,125	1,354,813
Vanguard Health Care ETF	28,695	6,846,627
Vanguard Information Technology ETF	10,879	5,026,424
Vanguard Materials ETF	15,261	2,752,932
Vanguard Real Estate ETF	50,798	4,151,721
Vanguard S&P 500 ETF	135,524	56,838,766
Fixed income - 10.7%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	62,086	1,545,321
Vanguard Emerging Markets Government Bond ETF	148,151	9,087,582
Vanguard Intermediate-Term Corporate Bond ETF	242,905	19,089,904
Vanguard Total Bond Market ETF	335,821	23,987,694
Xtrackers USD High Yield Corporate Bond ETF (H)	266,758	9,267,173

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $280,873,507)		$297,573,280
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
ICA Gruppen AB (C)(D)	353	0
Health care - 0.0%
NMC Health PLC (D)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,095	3,310
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	915

TOTAL COMMON STOCKS (Cost $8,288)		$4,225
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$18,025,700	5,149,133
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	24,272,800	7,065,273
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	21,189,500	6,432,034
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	8,933,400	2,822,822

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,235,887)		$21,469,262
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 5.4088% (F)(I)	767,553	7,675,610
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2040 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $7,675,219)	$7,675,610
Total investments (Cost $583,581,181) - 101.3%	$597,933,662
Other assets and liabilities, net - (1.3%)	(7,473,702)
TOTAL NET ASSETS - 100.0%	$590,459,960
2035 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.0%
Equity - 41.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,257,002	$133,302,970
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,342,871	159,342,990

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $288,673,816)		$292,645,960
UNAFFILIATED INVESTMENT COMPANIES - 54.5%
Equity - 36.1%
Fidelity Mid Cap Index Fund	2,293,416	64,467,920
Fidelity Small Cap Index Fund	898,357	20,266,933
Financial Select Sector SPDR Fund	161,321	5,791,424
iShares Global Infrastructure ETF	57,972	2,670,190
iShares MSCI Global Min Vol Factor ETF	182,070	17,983,054
iShares MSCI USA Quality Factor ETF	50,513	7,125,869
Vanguard Dividend Appreciation ETF	73,051	12,019,081
Vanguard Energy ETF	83,902	9,944,065
Vanguard FTSE All World ex-US Small-Cap ETF	103,758	11,460,071
Vanguard FTSE Developed Markets ETF (H)	391,548	17,995,546
Vanguard FTSE Emerging Markets ETF	314,923	12,795,321
Vanguard Global ex-U.S. Real Estate ETF	64,762	2,648,766
Vanguard Health Care ETF	29,106	6,944,692
Vanguard Information Technology ETF	12,349	5,705,608
Vanguard Materials ETF	29,755	5,367,504
Vanguard Real Estate ETF	98,799	8,074,842
Vanguard S&P 500 ETF	110,492	46,340,345
Fixed income - 18.4%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	74,464	1,853,409
Vanguard Emerging Markets Government Bond ETF	296,110	18,163,387
Vanguard Intermediate-Term Corporate Bond ETF	559,833	43,997,275
Vanguard Total Bond Market ETF	683,349	48,811,619
Xtrackers USD High Yield Corporate Bond ETF (H)	524,498	18,221,061

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $376,272,580)		$388,647,982
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	377	$0
Health care - 0.0%
NMC Health PLC (D)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,171	3,542
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	979

TOTAL COMMON STOCKS (Cost $8,869)		$4,521
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
U.S. Government - 4.5%
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	$27,226,800	7,777,474
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	36,661,600	10,671,378
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	32,004,600	9,714,938
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	13,475,300	4,257,995

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $42,464,127)		$32,421,785
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 5.4088% (F)(I)	774,288	7,742,959

TOTAL SHORT-TERM INVESTMENTS (Cost $7,742,478)		$7,742,959
Total investments (Cost $715,161,870) - 101.1%		$721,463,207
Other assets and liabilities, net - (1.1%)		(7,907,809)
TOTAL NET ASSETS - 100.0%		$713,555,398
2030 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 35.7%
Equity - 35.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,309,312	$115,092,064
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,272,798	139,159,777

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $251,291,046)		$254,251,841
UNAFFILIATED INVESTMENT COMPANIES - 58.8%
Equity - 31.4%
Fidelity Mid Cap Index Fund	1,842,226	51,784,962
Fidelity Small Cap Index Fund	717,691	16,191,120
Financial Select Sector SPDR Fund	141,308	5,072,957
iShares Global Infrastructure ETF	79,819	3,676,463
iShares MSCI Global Min Vol Factor ETF	251,351	24,825,938
iShares MSCI USA Quality Factor ETF	48,043	6,777,426
Vanguard Dividend Appreciation ETF	101,788	16,747,180
Vanguard Energy ETF (H)	114,442	13,563,666
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard FTSE All World ex-US Small-Cap ETF (H)	97,142	$10,729,334
Vanguard FTSE Developed Markets ETF	322,723	14,832,349
Vanguard FTSE Emerging Markets ETF	189,753	7,709,664
Vanguard Global ex-U.S. Real Estate ETF	89,135	3,645,622
Vanguard Health Care ETF (H)	28,846	6,882,656
Vanguard Information Technology ETF	10,843	5,009,791
Vanguard Materials ETF	41,071	7,408,798
Vanguard Real Estate ETF	136,696	11,172,164
Vanguard S&P 500 ETF	43,706	18,330,296
Fixed income - 27.4%
Invesco Senior Loan ETF (H)	267,308	5,586,737
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	163,241	4,063,068
Vanguard Emerging Markets Government Bond ETF	397,104	24,358,359
Vanguard Intermediate-Term Corporate Bond ETF	780,701	61,355,292
Vanguard Short-Term Corporate Bond ETF	148,602	11,356,165
Vanguard Total Bond Market ETF	893,121	63,795,635
Xtrackers USD High Yield Corporate Bond ETF (H)	709,623	24,652,303

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $416,662,540)		$419,527,945
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
ICA Gruppen AB (C)(D)	338	0
Health care - 0.0%
NMC Health PLC (D)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,050	3,174
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	877

TOTAL COMMON STOCKS (Cost $7,947)		$4,051
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6%
U.S. Government - 5.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,655,575	1,586,571
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,449,804	1,366,081
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,937,402	1,794,480
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,577,347	1,509,770
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	28,040,500	8,009,912
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	37,755,900	10,989,904
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	32,960,900	10,005,221
2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	13,972,900	$4,415,230

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,742,499)		$39,677,169
SHORT-TERM INVESTMENTS - 5.6%
Short-term funds - 5.6%
John Hancock Collateral Trust, 5.4088% (F)(I)	4,024,486	40,245,260

TOTAL SHORT-TERM INVESTMENTS (Cost $40,231,721)		$40,245,260
Total investments (Cost $759,935,753) - 105.7%		$753,706,266
Other assets and liabilities, net - (5.7%)		(40,819,795)
TOTAL NET ASSETS - 100.0%		$712,886,471
2025 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.9%
Equity - 26.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,686,658	$71,870,255
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,280,532	80,735,191

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $150,663,794)		$152,605,446
UNAFFILIATED INVESTMENT COMPANIES - 66.7%
Equity - 28.3%
Fidelity Mid Cap Index Fund	1,100,961	30,948,021
Fidelity Small Cap Index Fund	431,662	9,738,302
Financial Select Sector SPDR Fund	95,680	3,434,912
iShares Global Infrastructure ETF	80,772	3,720,358
iShares MSCI Global Min Vol Factor ETF	257,944	25,477,129
iShares MSCI USA Quality Factor ETF	37,995	5,359,955
Vanguard Dividend Appreciation ETF	103,409	17,013,883
Vanguard Energy ETF (H)	117,777	13,958,930
Vanguard FTSE All World ex-US Small-Cap ETF (H)	63,700	7,035,665
Vanguard FTSE Developed Markets ETF	243,438	11,188,410
Vanguard FTSE Emerging Markets ETF	53,973	2,192,923
Vanguard Global ex-U.S. Real Estate ETF	89,623	3,665,581
Vanguard Health Care ETF (H)	21,070	5,027,302
Vanguard Information Technology ETF	7,299	3,372,357
Vanguard Materials ETF	41,557	7,496,467
Vanguard Real Estate ETF	137,984	11,277,432
Fixed income - 38.4%
Invesco Senior Loan ETF (H)	392,534	8,203,961
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	166,022	4,132,288
Vanguard Emerging Markets Government Bond ETF	400,975	24,595,807
Vanguard Intermediate-Term Corporate Bond ETF	874,397	68,718,862
Vanguard Short-Term Corporate Bond ETF	274,515	20,978,436
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	923,882	$65,992,891
Xtrackers USD High Yield Corporate Bond ETF (H)	736,226	25,576,491

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $382,769,654)		$379,106,363
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
ICA Gruppen AB (C)(D)	228	0
Health care - 0.0%
NMC Health PLC (D)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	707	2,139
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	591

TOTAL COMMON STOCKS (Cost $5,355)		$2,730
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$3,441,619	3,298,173
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,011,447	2,837,543
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,032,420	3,734,950
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,354,978	3,211,245
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	18,901,400	5,399,281
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	25,450,300	7,408,017
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	22,428,400	6,808,100
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	9,495,100	3,000,311

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,452,082)		$35,697,620
SHORT-TERM INVESTMENTS - 5.1%
Short-term funds - 5.1%
John Hancock Collateral Trust, 5.4088% (F)(I)	2,917,119	29,171,477

TOTAL SHORT-TERM INVESTMENTS (Cost $29,161,813)		$29,171,477
Total investments (Cost $607,052,698) - 105.0%		$596,583,636
Other assets and liabilities, net - (5.0%)		(28,560,805)
TOTAL NET ASSETS - 100.0%		$568,022,831
2020 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 18.2%
Equity - 18.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,340,649	$21,885,065
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,712,936	26,451,130

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $47,107,947)		$48,336,195
UNAFFILIATED INVESTMENT COMPANIES - 74.8%
Equity - 28.6%
Fidelity Mid Cap Index Fund	381,693	10,729,400
Fidelity Small Cap Index Fund	149,258	3,367,270
Financial Select Sector SPDR Fund	44,874	1,610,977
iShares Global Infrastructure ETF	40,184	1,850,875
iShares MSCI Global Min Vol Factor ETF	128,176	12,659,944
iShares MSCI USA Quality Factor ETF	16,781	2,367,296
Vanguard Dividend Appreciation ETF	51,457	8,466,220
Vanguard Energy ETF	58,331	6,913,390
Vanguard FTSE All World ex-US Small-Cap ETF (H)	23,994	2,650,137
Vanguard FTSE Developed Markets ETF	184,931	8,499,429
Vanguard FTSE Emerging Markets ETF	39,746	1,614,880
Vanguard Global ex-U.S. Real Estate ETF	44,874	1,835,347
Vanguard Health Care ETF (H)	9,169	2,187,723
Vanguard Information Technology ETF (H)	3,438	1,588,459
Vanguard Materials ETF	20,674	3,729,383
Vanguard Real Estate ETF	68,815	5,624,250
Fixed income - 46.2%
Invesco Senior Loan ETF (H)	258,468	5,401,981
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	78,793	1,961,158
Vanguard Emerging Markets Government Bond ETF	208,912	12,814,662
Vanguard Intermediate-Term Corporate Bond ETF (H)	496,894	39,050,898
Vanguard Short-Term Corporate Bond ETF	192,655	14,722,695
Vanguard Total Bond Market ETF	495,203	35,372,350
Xtrackers USD High Yield Corporate Bond ETF (H)	379,823	13,195,051

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $201,550,852)		$198,213,775
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
ICA Gruppen AB (C)(D)	70	0
Health care - 0.0%
NMC Health PLC (D)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	219	661
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	$183

TOTAL COMMON STOCKS (Cost $1,655)		$844
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
U.S. Government - 6.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,651,184	2,540,684
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,321,282	2,187,234
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,112,879	2,883,243
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,596,420	2,485,184
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	6,697,800	1,913,261
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	9,018,500	2,625,085
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	8,195,900	2,487,851
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	3,460,800	1,093,562

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,841,842)		$18,216,104
SHORT-TERM INVESTMENTS - 18.3%
Short-term funds - 18.3%
John Hancock Collateral Trust, 5.4088% (F)(I)	4,847,176	48,472,240

TOTAL SHORT-TERM INVESTMENTS (Cost $48,466,941)		$48,472,240
Total investments (Cost $318,969,237) - 118.1%		$313,239,158
Other assets and liabilities, net - (18.1%)		(48,058,267)
TOTAL NET ASSETS - 100.0%		$265,180,891
2015 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 16.2%
Equity - 16.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	559,314	$5,229,583
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	793,126	7,732,980

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,282,973)		$12,962,563
UNAFFILIATED INVESTMENT COMPANIES - 76.6%
Equity - 24.2%
Fidelity Mid Cap Index Fund	81,760	2,298,284
Fidelity Small Cap Index Fund	32,027	722,523
iShares Global Infrastructure ETF	12,155	559,859
iShares MSCI Global Min Vol Factor ETF	38,987	3,850,746
iShares MSCI USA Quality Factor ETF	5,098	719,175
Vanguard Dividend Appreciation ETF	15,602	2,566,997
Vanguard Energy ETF	17,596	2,085,478
Vanguard FTSE All World ex-US Small-Cap ETF	5,451	602,063
Vanguard FTSE Developed Markets ETF	56,974	2,618,525
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Global ex-U.S. Real Estate ETF	13,570	$555,013
Vanguard Materials ETF	6,264	1,129,963
Vanguard Real Estate ETF	20,855	1,704,479
Fixed income - 52.4%
Invesco Senior Loan ETF (H)	100,723	2,105,111
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	25,302	629,767
Vanguard Emerging Markets Government Bond ETF	67,079	4,114,626
Vanguard Intermediate-Term Corporate Bond ETF (H)	169,311	13,306,151
Vanguard Short-Term Corporate Bond ETF	78,941	6,032,671
Vanguard Total Bond Market ETF	162,343	11,596,160
Xtrackers USD High Yield Corporate Bond ETF (H)	122,561	4,257,769

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $62,608,195)		$61,455,360
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
ICA Gruppen AB (C)(D)	18	0
Health care - 0.0%
NMC Health PLC (D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	56	171
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$218
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,112,137	1,065,783
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	975,220	918,904
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,305,953	1,209,613
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,093,461	1,046,616
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	1,380,800	394,433
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	1,859,600	541,288
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	1,637,800	497,151
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	709,100	224,065

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,736,589)		$5,897,853
SHORT-TERM INVESTMENTS - 25.4%
Short-term funds - 25.4%
John Hancock Collateral Trust, 5.4088% (F)(I)	2,037,429	20,374,491
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

2015 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $20,372,066)	$20,374,491
Total investments (Cost $102,000,250) - 125.6%	$100,690,485
Other assets and liabilities, net - (25.6%)	(20,504,237)
TOTAL NET ASSETS - 100.0%	$80,186,248
2010 LIFETIME BLEND PORTFOLIO

As of 11-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.0%
Equity - 12.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	315,123	$2,946,404
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	415,201	4,048,208

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,584,835)		$6,994,612
UNAFFILIATED INVESTMENT COMPANIES - 80.1%
Equity - 22.0%
Fidelity Mid Cap Index Fund	34,775	977,524
Fidelity Small Cap Index Fund	13,607	306,974
iShares Global Infrastructure ETF	8,814	405,973
iShares MSCI Global Min Vol Factor ETF	28,283	2,793,512
iShares MSCI USA Quality Factor ETF	3,278	462,427
Vanguard Dividend Appreciation ETF	11,328	1,863,796
Vanguard Energy ETF (H)	12,746	1,510,656
Vanguard FTSE All World ex-US Small-Cap ETF	2,628	290,263
Vanguard FTSE Developed Markets ETF (H)	37,998	1,746,388
Vanguard Global ex-U.S. Real Estate ETF	9,864	403,438
Vanguard Materials ETF	4,541	819,151
Vanguard Real Estate ETF	15,028	1,228,238
Fixed income - 58.1%
Invesco Senior Loan ETF (H)	90,599	1,893,519
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	19,142	476,444
Vanguard Emerging Markets Government Bond ETF	50,748	3,112,882
Vanguard Intermediate-Term Corporate Bond ETF (H)	134,335	10,557,386
Vanguard Short-Term Corporate Bond ETF	71,825	5,488,867
Vanguard Total Bond Market ETF	125,759	8,982,965
Xtrackers USD High Yield Corporate Bond ETF (H)	93,603	3,251,768

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,858,232)		$46,572,171
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
ICA Gruppen AB (C)(D)	10	0
Health care - 0.0%
NMC Health PLC (D)	7	0
2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	30	$91
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$116
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,032,903	989,852
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	903,281	851,119
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,209,050	1,119,859
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,016,508	972,959
U.S. Treasury STRIPS, PO, 4.356%, 11/15/2052	523,200	149,455
U.S. Treasury STRIPS, PO, 4.488%, 08/15/2051	704,600	205,093
U.S. Treasury STRIPS, PO, 4.542%, 05/15/2050	632,400	191,964
U.S. Treasury STRIPS, PO, 4.654%, 11/15/2048	277,100	87,560

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,043,322)		$4,567,861
SHORT-TERM INVESTMENTS - 30.2%
Short-term funds - 30.2%
John Hancock Collateral Trust, 5.4088% (F)(I)	1,757,391	17,574,081

TOTAL SHORT-TERM INVESTMENTS (Cost $17,571,837)		$17,574,081
Total investments (Cost $76,058,453) - 130.2%		$75,708,841
Other assets and liabilities, net - (30.2%)		(17,553,315)
TOTAL NET ASSETS - 100.0%		$58,155,526
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 11-30-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$26,872,530	$26,872,530	—	—
Unaffiliated investment companies	22,865,618	22,865,618	—	—
Common stocks	154	—	—	$154
U.S. Government and Agency obligations	1,147,557	—	$1,147,557	—
Short-term investments	49,605	49,605	—	—
Total investments in securities	$50,935,464	$49,787,753	$1,147,557	$154

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
|	11

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2060 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$95,330,485	$95,330,485	—	—
Unaffiliated investment companies	82,065,317	82,065,317	—	—
Common stocks	1,197	—	—	$1,197
U.S. Government and Agency obligations	4,132,696	—	$4,132,696	—
Short-term investments	4,531,396	4,531,396	—	—
Total investments in securities	$186,061,091	$181,927,198	$4,132,696	$1,197

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$172,835,413	$172,835,413	—	—
Unaffiliated investment companies	148,848,898	148,848,898	—	—
Common stocks	2,507	—	—	$2,507
U.S. Government and Agency obligations	7,486,715	—	$7,486,715	—
Short-term investments	307,192	307,192	—	—
Total investments in securities	$329,480,725	$321,991,503	$7,486,715	$2,507

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$225,206,620	$225,206,620	—	—
Unaffiliated investment companies	193,687,436	193,687,436	—	—
Common stocks	3,436	—	—	$3,436
U.S. Government and Agency obligations	9,774,156	—	$9,774,156	—
Short-term investments	6,869,827	6,869,827	—	—
Total investments in securities	$435,541,475	$425,763,883	$9,774,156	$3,436

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$273,707,679	$273,707,679	—	—
Unaffiliated investment companies	247,033,798	247,033,798	—	—
Common stocks	4,385	—	—	$4,385
U.S. Government and Agency obligations	14,631,066	—	$14,631,066	—
Short-term investments	162,249	162,249	—	—
Total investments in securities	$535,539,177	$520,903,726	$14,631,066	$4,385

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$271,211,285	$271,211,285	—	—
Unaffiliated investment companies	297,573,280	297,573,280	—	—
Common stocks	4,225	—	—	$4,225
U.S. Government and Agency obligations	21,469,262	—	$21,469,262	—
Short-term investments	7,675,610	7,675,610	—	—
Total investments in securities	$597,933,662	$576,460,175	$21,469,262	$4,225

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
12	|

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2035 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$292,645,960	$292,645,960	—	—
Unaffiliated investment companies	388,647,982	388,647,982	—	—
Common stocks	4,521	—	—	$4,521
U.S. Government and Agency obligations	32,421,785	—	$32,421,785	—
Short-term investments	7,742,959	7,742,959	—	—
Total investments in securities	$721,463,207	$689,036,901	$32,421,785	$4,521

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$254,251,841	$254,251,841	—	—
Unaffiliated investment companies	419,527,945	419,527,945	—	—
Common stocks	4,051	—	—	$4,051
U.S. Government and Agency obligations	39,677,169	—	$39,677,169	—
Short-term investments	40,245,260	40,245,260	—	—
Total investments in securities	$753,706,266	$714,025,046	$39,677,169	$4,051

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$152,605,446	$152,605,446	—	—
Unaffiliated investment companies	379,106,363	379,106,363	—	—
Common stocks	2,730	—	—	$2,730
U.S. Government and Agency obligations	35,697,620	—	$35,697,620	—
Short-term investments	29,171,477	29,171,477	—	—
Total investments in securities	$596,583,636	$560,883,286	$35,697,620	$2,730

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$48,336,195	$48,336,195	—	—
Unaffiliated investment companies	198,213,775	198,213,775	—	—
Common stocks	844	—	—	$844
U.S. Government and Agency obligations	18,216,104	—	$18,216,104	—
Short-term investments	48,472,240	48,472,240	—	—
Total investments in securities	$313,239,158	$295,022,210	$18,216,104	$844

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$12,962,563	$12,962,563	—	—
Unaffiliated investment companies	61,455,360	61,455,360	—	—
Common stocks	218	—	—	$218
U.S. Government and Agency obligations	5,897,853	—	$5,897,853	—
Short-term investments	20,374,491	20,374,491	—	—
Total investments in securities	$100,690,485	$94,792,414	$5,897,853	$218

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
|	13

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2010 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$6,994,612	$6,994,612	—	—
Unaffiliated investment companies	46,572,171	46,572,171	—	—
Common stocks	116	—	—	$116
U.S. Government and Agency obligations	4,567,861	—	$4,567,861	—
Short-term investments	17,574,081	17,574,081	—	—
Total investments in securities	$75,708,841	$71,140,864	$4,567,861	$116
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
International Strategic Equity Allocation	1,308,410	$10,122,018	$1,990,908	$(51,191)	$(5,333)	$177,230	—	—	$12,233,632
John Hancock Collateral Trust	4,960	235,087	1,723,963	(1,910,258)	843	(30)	$1,282	—	49,605
U.S. Sector Rotation	1,501,425	12,182,361	2,269,523	(112,928)	(5,195)	305,137	—	—	14,638,898
					$(9,685)	$482,337	$1,282	—	$26,922,135
2060 Lifetime Blend Portfolio
International Strategic Equity Allocation	4,641,593	$39,840,896	$3,360,180	$(291,370)	$(18,268)	$507,455	—	—	$43,398,893
John Hancock Collateral Trust	453,135	231,280	46,061,315	(41,763,847)	2,545	103	$6,152	—	4,531,396
U.S. Sector Rotation	5,326,317	47,915,499	3,434,669	(357,614)	(3,525)	942,563	—	—	51,931,592
					$(19,248)	$1,450,121	$6,152	—	$99,861,881
2055 Lifetime Blend Portfolio
International Strategic Equity Allocation	8,415,268	$71,776,986	$6,564,088	$(547,200)	$(36,893)	$925,778	—	—	$78,682,759
John Hancock Collateral Trust	30,719	2,133,470	10,637,047	(12,463,488)	296	(133)	$4,571	—	307,192
U.S. Sector Rotation	9,656,682	86,664,496	6,415,035	(616,120)	(8,966)	1,698,209	—	—	94,152,654
					$(45,563)	$2,623,854	$4,571	—	$173,142,605
14	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2050 Lifetime Blend Portfolio
International Strategic Equity Allocation	10,965,259	$94,526,639	$6,829,824	—	—	$1,168,706	—	—	$102,525,169
John Hancock Collateral Trust	686,976	715,714	94,590,021	$(88,440,247)	$3,970	369	$12,468	—	6,869,827
U.S. Sector Rotation	12,582,713	113,842,530	6,640,633	(48,301)	(249)	2,246,838	—	—	122,681,451
					$3,721	$3,415,913	$12,468	—	$232,076,447
2045 Lifetime Blend Portfolio
International Strategic Equity Allocation	13,284,724	$115,928,585	$7,074,672	$(92,265)	$(6,078)	$1,307,252	—	—	$124,212,166
John Hancock Collateral Trust	16,225	2,321,215	21,976,938	(24,135,550)	55	(409)	$8,980	—	162,249
U.S. Sector Rotation	15,332,873	140,445,260	6,440,581	—	—	2,609,672	—	—	149,495,513
					$(6,023)	$3,916,515	$8,980	—	$273,869,928
2040 Lifetime Blend Portfolio
International Strategic Equity Allocation	13,177,490	$115,434,504	$6,464,168	—	—	$1,310,856	—	—	$123,209,528
John Hancock Collateral Trust	767,553	1,393,650	132,584,909	$(126,311,096)	$7,816	331	$25,768	—	7,675,610
U.S. Sector Rotation	15,179,667	140,247,559	6,000,396	(873,233)	(44,394)	2,671,429	—	—	148,001,757
					$(36,578)	$3,982,616	$25,768	—	$278,886,895
2035 Lifetime Blend Portfolio
International Strategic Equity Allocation	14,257,002	$125,344,834	$6,997,387	$(489,878)	$(30,490)	$1,481,117	—	—	$133,302,970
John Hancock Collateral Trust	774,288	1,743,098	169,992,035	(164,001,941)	9,358	409	$35,856	—	7,742,959
U.S. Sector Rotation	16,342,871	151,086,378	5,883,127	(433,841)	(16,808)	2,824,134	—	—	159,342,990
					$(37,940)	$4,305,660	$35,856	—	$300,388,919
2030 Lifetime Blend Portfolio
International Strategic Equity Allocation	12,309,312	$109,737,431	$4,394,473	$(264,725)	$(17,439)	$1,242,324	—	—	$115,092,064
John Hancock Collateral Trust	4,024,486	24,836,822	193,393,786	(177,999,066)	3,483	10,235	$71,646	—	40,245,260
|	15

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	14,272,798	$134,535,029	$4,567,104	$(2,386,342)	$(59,346)	$2,503,332	—	—	$139,159,777
					$(73,302)	$3,755,891	$71,646	—	$294,497,101
2025 Lifetime Blend Portfolio
International Strategic Equity Allocation	7,686,658	$70,055,324	$1,912,151	$(781,653)	$(57,889)	$742,322	—	—	$71,870,255
John Hancock Collateral Trust	2,917,119	12,962,612	284,732,551	(268,538,049)	7,794	6,569	$77,056	—	29,171,477
U.S. Sector Rotation	8,280,532	79,494,057	2,609,269	(2,714,725)	(89,266)	1,435,856	—	—	80,735,191
					$(139,361)	$2,184,747	$77,056	—	$181,776,923
2020 Lifetime Blend Portfolio
International Strategic Equity Allocation	2,340,649	$22,223,701	$413,095	$(936,516)	$(78,567)	$263,352	—	—	$21,885,065
John Hancock Collateral Trust	4,847,176	9,032,588	167,055,253	(127,620,846)	1,530	3,715	$49,096	—	48,472,240
U.S. Sector Rotation	2,712,936	27,034,543	565,871	(1,544,037)	(73,146)	467,899	—	—	26,451,130
					$(150,183)	$734,966	$49,096	—	$96,808,435
2015 Lifetime Blend Portfolio
International Strategic Equity Allocation	559,314	$5,113,956	$276,844	$(213,348)	$(15,794)	$67,925	—	—	$5,229,583
John Hancock Collateral Trust	2,037,429	4,493,675	69,703,463	(53,825,667)	1,679	1,341	$20,048	—	20,374,491
U.S. Sector Rotation	793,126	7,674,914	436,331	(509,210)	(18,313)	149,258	—	—	7,732,980
					$(32,428)	$218,524	$20,048	—	$33,337,054
2010 Lifetime Blend Portfolio
International Strategic Equity Allocation	315,123	$3,005,681	$156,256	$(239,889)	$(24,099)	$48,455	—	—	$2,946,404
John Hancock Collateral Trust	1,757,391	2,499,111	71,619,510	(56,547,624)	1,503	1,581	$12,927	—	17,574,081
U.S. Sector Rotation	415,201	4,138,780	179,139	(329,181)	(16,649)	76,119	—	—	4,048,208
					$(39,245)	$126,155	$12,927	—	$24,568,693
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
16	|